Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000120656_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%
C000120656_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.15%
C000120656_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.29%
C000182865_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000182865_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000182865_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%
C000016601_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000016601_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000016601_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000064233_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000064233_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000064233_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000130145_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000130145_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000130145_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000016599_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000016599_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000016599_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000016600_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000016600_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000016600_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000016598_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000016598_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000016598_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000016596_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000016596_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%
C000016596_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%
C000120656_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.60%
C000120656_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.78%
C000120656_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.76%
C000182865_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.27%
C000182865_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.57%
C000182865_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%
C000016601_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.80%
C000016601_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.54%
C000016601_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.85%
C000064233_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.92%
C000064233_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.62%
C000064233_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.95%
C000130145_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.18%
C000130145_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.63%
C000130145_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.90%
C000016599_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.13%
C000016599_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.10%
C000016599_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.77%
C000016599_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.41%
C000016599_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.92%
C000016599_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.18%
C000016600_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000016600_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000016600_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.75%
C000016598_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%
C000016598_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.33%
C000016598_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.77%
C000016598_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.81%
C000016598_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.33%
C000016598_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.77%
C000016596_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%
C000016596_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.84%
C000016596_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.78%
C000016596_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.72%
C000016596_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.20%
C000016596_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.47%